INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of consolidated provision for income taxes

	Year Ended October 31,	Year Ended October 31,
	2021	2020
Current:
Federal	$–	$–
State	–	–
Current Income Tax Expense (Benefit)	$–	$–
Deferred:
Federal	$(2,651,809)	$(2,626,791)
State	(563,409)	(540,796)
Deferred Income Tax Expense (Benefit)	(3,215,218)	(3,167,587)
Change in Valuation Allowance	3,215,218	(3,167,587)
Income tax provision	$–	$–

Schedule of Income before Income Taxes

	October 31, 2021	October 31, 2020
Tax at federal statutory rate	$(2,678,878)	$(2,642,423)
State taxes, net of federal benefit	(554,273)	(546,730)
Permanent differences	27,070	18,782
Other	(9,137)	2,784
Total income tax expense (benefit)	(3,215,218)	(3,167,587)
Change in valuation allowance	3,215,218	3,167,587
Income tax provision	$–	$–

Schedule of Deferred Tax assets and Liabilities

	October 31, 2021	October 31, 2020
Deferred Tax Assets:
Stock based compensation	$7,281,332	$5,184,240
Accrued compensation	480,109	315,122
Net operating loss carryforward-Federal	1,512,039	640,663
Net operating loss carryforward-State	282,780	118,160
State bonus depreciation	29,986	–
Other	177	177
Total deferred tax assets:	9,586,423	6,258,362

Deferred Tax Liabilities:
Property and equipment	205,378	92,535
Total deferred tax liabilities:	205,378	92,535

Valuation Allowance	(9,381,045)	(6,165,827)
Net deferred tax assets	$–	$–